Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies

16. Commitments and contingencies

(a) Capital and other commitments

The Group did not have significant capital and other commitments, long-term obligations, or guarantees other than those relating to the Safeguard Program, as of December 31, 2018 and 2019.

(b) Contingencies

The Group is subject to legal proceedings and regulatory actions in the ordinary course of business. The results of such proceedings cannot be predicted with certainty, but the Group does not anticipate that the final outcome arising out of any such matter will have a material adverse effect on our consolidated business, financial position, cash flows or results of operations taken as a whole. As of December 31, 2019, the Group is not a party to any material legal or administrative proceedings.